Collateralized Accounts Receivable and Recourse and Non-Recourse Debt - Summary of Collateralized Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Collateralized Accounts Receivable and Recourse and Non Recourse Debt [abstract]
Estimated residual value of leased assets		$ 215.8
Minimum lease payments receivable		122.6
Guaranteed operation (cash inflow)	$ 17.6	27.0
Impairment		(129.5)
Investment in sales-type lease	17.6	235.9
Current portion	4.0	218.5
Non-current portion	$ 13.6	$ 17.4